JPMORGAN INSTITUTIONAL TRUST
277 Park Avenue
New York NY 10172
June 28, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Institutional Trust (the “Trust”), on behalf of the
Funds listed in Appendix A (the “Funds”)
(File No. 811-21638)
Ladies and Gentlemen:
On behalf of the Trust, accompanying this letter for filing pursuant to the Investment Company Act of 1940, please find Amendment No. 39 for the Trust. This amendment is filed to amend the Confidential Offering Memorandum and Confidential Offering Memorandum Supplement, dated June 28, 2019.
Please contact the undersigned at 212-270-6803 if you have any questions concerning this filing.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch

Zachary E. Vonnegut-Gabovitch
Assistant Secretary

Appendix A
JPMorgan Institutional Funds
JPMorgan Core Bond Trust
JPMorgan Intermediate Bond Trust